Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial institutions and others

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
Industrial Bank of Korea	Small and medium-sized enterprise financing (*1)	₩	2,000,000	-
Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*4)		400,000	400,000
Woori Bank	Corporate operating borrowings (*5)		490,000	490,000
Woori Bank	Corporate operating borrowings (*6)		800,000	785,000
KB Kookmin Bank	Overdraft loan (*7)		300,000	277,687
MG Community Credit Cooperatives	Corporate operating borrowings (*8)		3,000,000	3,000,000
Total		₩	8,990,000	6,952,687

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Jung BoRam, CEO of Play F&B Co., Ltd.
(*3)	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
(*4)	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
(*5)	The Company has received a payment guarantee of Korean Won 441,000 thousand from Korea Credit Guarantee Fund as of December 31, 2025.
(*6)	The Company is provided a joint guarantee of Korean Won 960,000 thousand by Park, UnKyoung, CEO of the LAMP as of December 31, 2025.
(*7)	The Company is provided a joint guarantee of Korean Won 330,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025.
(*8)	The Company is provided a joint and several guarantee of Korean Won 3,600,000 thousand by Choi, PyeungHo, CEO of Solaire as of December 31, 2025. Also land and buildings owned by unrelated third parties, with a pledged amount of Korean Won 3,000,000 thousand are provided as collateral for the secured borrowings.

Cho HyeongSeok, CEO of Play Company provides a joint guarantee for the vehicle lease to Mirae Asset Securities as of December 31, 2025.

The Company has a credit limit of Korean Won 3,730,740 thousand under an unsecured borrowing agreement, maturing on May 13, 2026. As of December 31, 2025, Korean Won 318,683 thousand has been utilized under this facility. Unused portions of these credit facilities remain available to the Company.

Key commitments the Company has entered into with financial institutions and others as of December 31, 2024 are as follows:

Financial institutions	Categories		Credit limit	Borrowings amount
			(In thousands of Korean won)
Industrial Bank of Korea	Small and medium-sized enterprise financing (*1)	₩	2,000,000	-
Industrial Bank of Korea	Small and medium-sized enterprise financing (*2)		500,000	500,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*3)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*4)		1,000,000	1,000,000
Industrial Bank of Korea	Small and medium-sized enterprise financing (*5)		100,000	18,720
Industrial Bank of Korea	Small and medium-sized enterprise financing (*6)		400,000	400,000
Shinhan Bank	Revolving credit (*7)		500,000	-
Total		₩	5,500,000	2,918,720

(*1)	The Company is provided a joint guarantee of Korean Won 2,400,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*2)	The Company is provided a joint guarantee of Korean Won 458,526 thousand by Cho HyeongSeok, CEO of Play Company. Also, the Company provides intellectual property (IP) rights of Korean Won 676,000 thousand as collateral for the borrowing.
(*3)	The Company is provided a joint guarantee of Korean Won 1,200,000 thousand by Cho HyeongSeok, CEO of Play Company.
(*4)	The Company is provided a guarantee of Korean Won 900,000 thousand by Korea Credit Guarantee Fund.
(*5)	The Company provides Korean Won 113,874 thousand of machinery as collateral for the borrowing.
(*6)	The Company is provided a building as collateral of Korean Won 480,000 thousand for the borrowings by Jung BoRam, CEO of Play F&B Co., Ltd.
(*7)	The Company is provided a joint guarantee of Korean Won 600,000 thousand by Cho HyeongSeok, CEO of Play Company.

Schedule of share purchase agreement

	Equity Price Protection Right	Earn-out
Exercise right holder	Cho, Hyungseok (CEO of Play Company Co., Ltd.)	Cho, Hyungseok (CEO of Play Company Co., Ltd.)

Exercise right obligor	Buyer (K Enter)	Buyer (K Enter)

Object of exercise	KWM shares received as a compensation (listed on Nasdaq)	Additional purchase price adjustment based on Play Company’s average net profit for FY2023–FY2025

Exercise period	During 3 months following 6-month lock-up expiration	Settlement due on Jan 31, 2027 and Jan 31, 2028

Exercise price / Settlement basis	Buyer to compensate Seller for any shortfall if shares sold below initial value; adjusted for gains realized/distributable up to December 31, 2026.	If the achievement rate is less than 75% or greater than 125% of the target of Korean Won 16.14 billion, the settlement amount will be calculated as the achieved percentage multiplied by Korean Won 9.05 billion. If the achievement rate falls between 75% and 125%, the settlement amount will be a fixed Korean Won 9.05 billion per year.

Schedule of provided by individuals other than related parties

Guaranteed by	Details of guarantee		Guarantee limit
			(In thousands of Korean won)
Seoul Guarantee Insurance Company	Performance guarantee, etc.	₩	560,650
Seoul Guarantee Insurance Company	Performance guarantee, etc.		1,840,200
Korea credit guarantee fund	Loan guarantee		900,000
Korea credit guarantee fund	Loan guarantee		441,000
Total		₩	3,741,850

Details of guarantees provided by individuals other than related parties as of December 31, 2024 are as follows:

Guaranteed by	Details of guarantee		Guarantee limit
			(In thousands of Korean won)
Seoul Guarantee Insurance Company	Performance guarantee, etc.	₩	814,371
Korea credit guarantee fund	Loan guarantee		900,000
Total		₩	1,714,371

Schedule of provided as collateral

	Counterparty receiving the collateral	usage restrictions		December 31, 2025	December 31, 2024
				(In thousands of Korean won)
Short-term financial instruments	Industrial Bank of Korea	Provided as collateral for employee loans (*)	₩	400,000	300,000

(*1)	The Company provided a joint guarantee of Korean Won 330,000 thousand as of December 31, 2025 (December 31, 2024 Korean Won 231,000 thousand)

Schedule of outstanding balances of contributions according to the investment agreements

December 31, 2025		Total amount of investment agreement	Cumulative investment	Outstanding Balance
		(In thousands of Korean won)
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.1	₩	200,000	200,000	-
SOLAIRE SCALE-UP MOVIE INVESTMENT FUND NO.2		220,000	154,000	66,000
Solaire Culture Plus Fund		300,000	300,000	-
Solaire Main Movie Fund		300,000	300,000	-
Total	₩	1,020,000	954,000	66,000